Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	December 31, 2020	December 31, 2019

Credit rating system	$-	$54,156
Software	-	4,955
Customer relationship	168,583	157,865
License	2,130,269	1,994,834
Non-Compete Agreements	2,636,015	2,468,427
Other intangible assets	-	244,487
Less: Accumulated amortization	(957,000)	(48,496)
	$3,977,867	$4,876,228

Schedule of amortization expenses
2021	$928,225
2022	926,685
2023	853,976
2024	213,027
2025	213,027
Thereafter	842,927
$3,977,867